Allowance for Losses and Credit Quality of Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Unsecured Short Term Consumer Loans [Member]
Allowance for credit losses and recorded investment in financing receivables
Allowance Balance at Beginning of Period	$ 1,727	$ 750	$ 532
Charge-offs	(26,564)	(18,043)	(14,807)
Recoveries	12,176	6,349	5,757
Provisions	15,034	12,671	9,268
Translation Adjustment	17	0	0
Allowance Balance at End of Period	2,390	1,727	750
Financing Receivable at End of Period	20,108	13,116	11,525
Secured Short Term Consumer Loans [Member]
Allowance for credit losses and recorded investment in financing receivables
Allowance Balance at Beginning of Period	538	1,137	291
Charge-offs	(11,295)	(12,616)	(9,240)
Recoveries	9,087	10,074	7,425
Provisions	2,612	1,943	2,661
Translation Adjustment	0	0	0
Allowance Balance at End of Period	942	538	1,137
Financing Receivable at End of Period	5,951	3,760	4,282
Unsecured Long Term Consumer Loans [Member]
Allowance for credit losses and recorded investment in financing receivables
Allowance Balance at Beginning of Period	0
Charge-offs	(571)
Recoveries	896
Provisions	285
Translation Adjustment	13
Allowance Balance at End of Period	623
Financing Receivable at End of Period	$ 74,045